ORGANIZATION AND BASIS OF PRESENTATION (Detail Textuals) - USD ($)	1 Months Ended
	Mar. 28, 2018	Apr. 06, 2016
INmune Bio International Ltd (England) (?INmune UK?)
Organization And Basis Of Presentation [Line Items]
Number of shares owned		1,000
INmune Bio Australia Pty Ltd (Australia) (?INmune Australia?)
Organization And Basis Of Presentation [Line Items]
Percentage of acquisition	100.00%
Value of acquisition	$ 2,000